Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available for Benefits Per Financial Statements Compared to Form 5500 (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 392,408,452	$ 381,738,687
Deemed distributions for participant loans	(155,595)	(217,820)
Net assets available for benefits per the Form 5500	$ 392,252,857	$ 381,520,867